Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued Capital [Member]	Treasury Shares [Member]	Exchange Differences in Translation [Member]	Reserves for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of Enel Amricas [Member]	Non-Controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2018	$ 6,763,204		$ (1,666,109)	$ (5,094)		$ (397)	$ (3,209,283)	$ (4,880,883)	$ 4,841,687	$ 6,724,008	$ 2,107,892	$ 8,831,900
Comprehensive income:
Profit (loss)									1,614,085	1,614,085	555,678	2,169,763
Other comprehensive income (loss)			(617,046)	3,760	$ (376,997)	(290)		(990,573)		(990,573)	(152,334)	(1,142,907)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)										623,512	403,344	1,026,856
Share issuance	3,020,671									3,020,671		3,020,671
Dividends									(604,364)	(604,364)	(289,052)	(893,416)
Increase (decrease) from other changes					376,997		202,460	579,457	(376,997)	202,460	57,715	260,175
Total changes in equity	3,020,671		(617,046)	3,760		(290)	202,460	(411,116)	632,724	3,242,279	172,007	3,414,286
Equity ending balance at Dec. 31, 2019	9,783,875		(2,283,155)	(1,334)		(687)	(3,006,823)	(5,291,999)	5,474,411	9,966,287	2,279,899	12,246,186
Comprehensive income:
Profit (loss)									825,197	825,197	356,055	1,181,252
Other comprehensive income (loss)			(2,025,141)	(8,049)	(313,534)	(5)		(2,346,729)		(2,346,729)	(226,173)	(2,572,902)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)										(1,521,532)	129,882	(1,391,650)
Dividends									(570,376)	(570,376)	(306,309)	(876,685)
Increase (decrease) from other changes	(20,797)				313,534		252,277	565,811	(313,534)	231,480	124,332	355,812
Total changes in equity	(20,797)		(2,025,141)	(8,049)		(5)	252,277	(1,780,918)	(58,713)	(1,860,428)	(52,095)	(1,912,523)
Equity ending balance at Dec. 31, 2020	9,763,078		(4,308,296)	(9,383)		(692)	(2,754,546)	(7,072,917)	5,415,698	8,105,859	2,227,804	10,333,663
Comprehensive income:
Profit (loss)									740,859	740,859	393,652	1,134,511
Other comprehensive income (loss)			(881,898)	9,809	(568)	(5)		(872,662)		(872,662)	(302,560)	(1,175,222)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)										(131,803)	91,092	(40,711)
Share issuance	6,036,421									6,036,421		6,036,421
Dividends									(387,298)	(387,298)	(534,870)	(922,168)
Increase (decrease) from other changes					$ 568		(790,250)	(789,682)	(568)	(790,250)	413,410	(376,840)
Increase (decrease) through treasury share transactions		$ (272)								(272)		(272)
Total changes in equity	6,036,421	(272)	(881,898)	9,809		(5)	(790,250)	(1,662,344)	352,993	4,726,798	(30,368)	4,696,430
Equity ending balance at Dec. 31, 2021	$ 15,799,499	$ (272)	$ (5,190,194)	$ 426		$ (697)	$ (3,544,796)	$ (8,735,261)	$ 5,768,691	$ 12,832,657	$ 2,197,436	$ 15,030,093